SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2019
Segment Disclosures
NOTE 19 - SEGMENT DISCLOSURES

The Corporation operates in one reportable segment, which is the Corporation’s strategic business unit -the research and development of products for the aging population.

Information regarding the geographic reportable segment is as follows:

In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2019	$1	$90	$24
2018	$1	$276	$22
2017	$5	$197	$21
Property and equipment
December 31, 2019	$–	$25	$–
December 31, 2018	$–	$33	$–
December 31, 2017	$1	$–	$–

Revenues are attributed to geographic locations based on location of customers. Property and equipment is attributed to geographic locations based on its physical location.